Summary of material accounting policies (Details 3) - Argentina Consumer Price [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Level of price index	7,701.19	3,520.08	1,138.64
Index percentage variation of Argentina Consumer Price Index	119.00%	209.10%	95.50%